Other Intangibles, Net (Schedule Of Other Intangibles) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Other intangibles, net	$ 397,101	$ 461,006
Goodwill [Member]
Other intangibles, net	58,094	58,094
Customer Relationships, Net [Member]
Other intangibles, net	304,294	325,471
Contractual Vendor Intangible Assets [member]
Other intangibles, net	21,019	38,775
Tradename And Other Intangible Assets [Member]
Other intangibles, net	$ 13,694	$ 38,666